SCHEDULE III - SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Schedule of Real Estate and Accumulated Depreciation
Schedule III - Schedule of Real Estate and Accumulated Depreciation (“Schedule III”) reflects the cost and associated accumulated depreciation for the real estate facilities that are owned. The gross cost included in Schedule III includes the cost for land, land improvements, buildings, building improvements and racking. Schedule III does not reflect the 1,184 leased facilities in our real estate portfolio. In addition, Schedule III does not include any value for financing leases for property that is classified as land, buildings and building improvements in our consolidated financial statements.
The following table presents a reconciliation of the gross amount of real estate assets, as presented in Schedule III below, to the sum of the historical book value of land, buildings and building improvements, racking and construction in progress as disclosed in Note 2.h. to Notes to Consolidated Financial Statements as of December 31, 2021:

Gross Amount of Real Estate Assets, As Reported on Schedule III	$4,129,251
Add Reconciling Items:
Book value of racking included in leased facilities(1)	1,483,435
Book value of financing leases(2)	385,238
Book value of construction in progress(3)	225,817
Total Reconciling Items	2,094,490
Gross Amount of Real Estate Assets, As Disclosed in Note 2.h.	$6,223,741
(1)Represents the gross book value of racking installed in our 1,184 leased facilities, which is included in historical book value of racking in Note 2.h., but excluded from Schedule III.
(2)Represents the gross book value of buildings and building improvements that are subject to financing leases, which are included in the historical book value of building and building improvements in Note 2.h., but excluded from Schedule III.
(3)Represents the gross book value of non-real estate assets that are included in the historical book value of construction in progress assets in Note 2.h. The historical book value of real estate assets associated with owned buildings that were related to construction in progress as of December 31, 2021 is included in Schedule III.
The following table presents a reconciliation of the accumulated depreciation of real estate assets, as presented in Schedule III below, to the total accumulated depreciation for all property, plant and equipment presented on our Consolidated Balance Sheet as of December 31, 2021:

Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$1,160,490
Add Reconciling Items:
Accumulated Depreciation - non-real estate assets(1)	1,662,689
Accumulated Depreciation - racking in leased facilities(2)	1,032,075
Accumulated Depreciation - financing leases(3)	123,905
Total Reconciling Items	2,818,669
Accumulated Depreciation, As Reported on Consolidated Balance Sheet	$3,979,159
(1)Represents the accumulated depreciation of non-real estate assets that is included in the total accumulated depreciation of property, plant and equipment on our Consolidated Balance Sheet, but excluded from Schedule III as the assets to which this accumulated depreciation relates are not considered real estate assets associated with owned buildings.
(2)Represents the accumulated depreciation of racking as of December 31, 2021 installed in our 1,184 leased facilities, which is included in total accumulated depreciation of property, plant and equipment on our Consolidated Balance Sheet, but excluded from Schedule III, as disclosed in Footnote 1 to Schedule III.
(3)Represents the accumulated depreciation of buildings and building improvements as of December 31, 2021 that are subject to financing leases, which is included in the total accumulated depreciation of property, plant and equipment on our Consolidated Balance Sheet, but excluded from Schedule III, as disclosed in Footnote 1 to Schedule III.

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)		LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
North America
United States (Including Puerto Rico)
140 Oxmoor Ct, Birmingham, Alabama	1	$—	$1,322	$978	$2,300	$1,252	2001		Up to 40 years
1420 North Fiesta Blvd, Gilbert, Arizona	1	—	1,637	2,777	4,414	2,291	2001		Up to 40 years
4802 East Van Buren, Phoenix, Arizona	1	—	15,599	276,487	292,086	7,309	2019		Up to 40 years
615 North 48th Street, Phoenix, Arizona	1	—	423,107	28,176	451,283	59,325	2018	(5)	Up to 40 years
2955 S. 18th Place, Phoenix, Arizona	1	—	12,178	14,690	26,868	6,956	2007		Up to 40 years
4449 South 36th St, Phoenix, Arizona	1	—	7,305	1,059	8,364	5,355	2012		Up to 40 years
8521 E. Princess Drive, Scottsdale, Arizona	1	—	87,865	2,576	90,441	16,742	2018	(5)	Up to 40 years
600 Burning Tree Rd, Fullerton, California	1	—	4,762	1,911	6,673	3,212	2002		Up to 40 years
21063 Forbes St, Hayward, California	1	—	13,407	378	13,785	3,158	2019	(9)	Up to 40 years
1025 North Highland Ave, Los Angeles, California	1	—	10,168	27,117	37,285	16,371	1988		Up to 40 years
1010 - 1006 North Mansfield, Los Angeles, California	1	—	749	—	749	147	2014		Up to 40 years
1350 West Grand Ave, Oakland, California	1	—	15,172	7,606	22,778	15,728	1997		Up to 40 years
1760 North Saint Thomas Circle, Orange, California	1	—	4,576	510	5,086	2,098	2002		Up to 40 years
1915 South Grand Ave, Santa Ana, California	1	—	3,420	1,305	4,725	2,099	2001		Up to 40 years
2680 Sequoia Dr, South Gate, California	1	—	6,329	2,914	9,243	4,416	2002		Up to 40 years
336 Oyster Point Blvd, South San Francisco, California	1	—	15,100	233	15,333	2,717	2019	(9)	Up to 40 years
25250 South Schulte Rd, Tracy, California	1	—	3,049	1,785	4,834	2,379	2001		Up to 40 years
3576 N. Moline, Aurora, Colorado	1	—	1,583	4,492	6,075	2,239	2001		Up to 40 years
5151 E. 46th Ave, Denver, Colorado	1	—	6,312	724	7,036	1,974	2014		Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)	LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
North America (continued)
United States (Including Puerto Rico (continued)
11333 E 53rd Ave, Denver, Colorado	1	$—	$7,403	$10,348	$17,751	$10,571	2001	Up to 40 years
4300 Brighton Boulevard, Denver, Colorado	1	—	116,336	23,590	139,926	18,893	2017	Up to 40 years
20 Eastern Park Rd, East Hartford, Connecticut	1	—	7,417	1,905	9,322	6,549	2002	Up to 40 years
Kennedy Road, Windsor, Connecticut	2	—	10,447	32,111	42,558	23,522	2001	Up to 40 years
150-200 Todds Ln, Wilmington, Delaware	1	—	7,226	1,137	8,363	5,370	2002	Up to 40 years
13280 Vantage Way, Jacksonville, Florida	1	—	1,853	590	2,443	1,085	2001	Up to 40 years
12855 Starkey Rd, Largo, Florida	1	—	3,293	3,005	6,298	3,609	2001	Up to 40 years
7801 Riviera Blvd, Miramar, Florida	1	—	8,250	264	8,514	1,247	2017	Up to 40 years
10002 Satellite Blvd, Orlando, Florida	1	—	1,927	343	2,270	993	2001	Up to 40 years
3501 Electronics Way, West Palm Beach, Florida	1	—	4,201	13,933	18,134	8,252	2001	Up to 40 years
1890 MacArthur Blvd, Atlanta, Georgia	1	—	1,786	825	2,611	1,265	2002	Up to 40 years
3881 Old Gordon Rd, Atlanta, Georgia	1	—	1,185	899	2,084	955	2001	Up to 40 years
5319 Tulane Drive SW, Atlanta, Georgia	1	—	2,808	3,963	6,771	3,975	2002	Up to 40 years
6111 Live Oak Parkway, Norcross, Georgia	1	—	3,542	2,802	6,344	683	2017	Up to 40 years
3150 Nifda Dr, Smyrna, Georgia	1	—	463	779	1,242	795	1990	Up to 40 years
2425 South Halsted St, Chicago, Illinois	1	—	7,470	1,717	9,187	4,694	2006	Up to 40 years
1301 S. Rockwell St, Chicago, Illinois	1	—	7,947	20,032	27,979	17,288	1999	Up to 40 years
2604 West 13th St, Chicago, Illinois	1	$—	404	2,954	3,358	2,948	2001	Up to 40 years
2211 W. Pershing Rd, Chicago, Illinois	1	—	4,264	14,131	18,395	9,614	2001	Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)		LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
North America (continued)
United States (Including Puerto Rico) (continued)
2255 Pratt Blvd, Elk Grove, Illinois	1	$—	$1,989	$3,930	$5,919	$1,847	2000		Up to 40 years
4175 Chandler Dr Opus No. Corp, Hanover Park, Illinois	1	—	22,048	2,909	24,957	11,051	2014		Up to 40 years
2600 Beverly Drive, Lincoln, Illinois	1	—	1,378	938	2,316	382	2015		Up to 40 years
6090 NE 14th Street, Des Moines, Iowa	1	—	622	511	1,133	478	2003		Up to 40 years
South 7th St, Louisville, Kentucky	4	—	709	14,664	15,373	6,482	Various		Up to 40 years
26 Parkway Drive (fka 133 Pleasant), Scarborough, Maine	1	—	8,337	528	8,865	3,620	2015	(9)	Up to 40 years
8928 McGaw Ct, Columbia, Maryland	1	—	2,198	6,529	8,727	4,220	1999		Up to 40 years
10641 Iron Bridge Rd, Jessup, Maryland	1	—	3,782	1,608	5,390	2,965	2000		Up to 40 years
96 High St, Billerica, Massachusetts	1	—	3,221	3,956	7,177	3,901	1998		Up to 40 years
120 Hampden St, Boston, Massachusetts	1	—	164	939	1,103	609	2002		Up to 40 years
32 George St, Boston, Massachusetts	1	—	1,820	5,442	7,262	5,754	1991		Up to 40 years
14500 Weston Pkwy, Cary, North Carolina	1	—	1,880	2,229	4,109	2,234	1999		Up to 40 years
3435 Sharps Lot Rd, Dighton, Massachusetts	1	—	1,911	797	2,708	2,175	1999		Up to 40 years
77 Constitution Boulevard, Franklin, Massachusetts	1	—	5,413	288	5,701	1,001	2014		Up to 40 years
Bearfoot Road, Northboro, Massachusetts	2	—	55,923	15,151	71,074	44,118	Various		Up to 40 years
6601 Sterling Dr South, Sterling Heights, Michigan	1	—	1,294	1,255	2,549	1,332	2002		Up to 40 years
31155 Wixom Rd, Wixom, Michigan	1	—	4,000	1,509	5,509	3,060	2001		Up to 40 years
3140 Ryder Trail South, Earth City, Missouri	1	—	3,072	3,429	6,501	2,765	2004		Up to 40 years
Leavenworth St/18th St, Omaha, Nebraska	2	—	2,924	18,489	21,413	8,555	Various		Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)		LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
North America (continued)
United States (Including Puerto Rico) (continued)
4105 North Lamb Blvd, Las Vegas, Nevada	1	$—	$3,430	$8,976	$12,406	$6,701	2002		Up to 40 years
17 Hydro Plant Rd, Milton, New Hampshire	1	—	6,179	4,499	10,678	7,269	2001		Up to 40 years
3003 Woodbridge Avenue, Edison, New Jersey	1	—	310,404	63,228	373,632	41,572	2018	(5)	Up to 40 years
811 Route 33, Freehold, New Jersey	3	—	38,697	59,867	98,564	59,006	Various		Up to 40 years
51-69 & 77-81 Court St, Newark, New Jersey	1	—	11,734	10,532	22,266	2,899	2015		Up to 40 years
560 Irvine Turner Blvd, Newark, New Jersey	1	—	9,522	2,875	12,397	1,350	2015		Up to 40 years
231 Johnson Ave, Newark, New Jersey	1	—	8,945	2,907	11,852	1,457	2015		Up to 40 years
650 Howard Avenue, Somerset, New Jersey	1	—	3,585	11,892	15,477	7,080	2006		Up to 40 years
100 Bailey Ave, Buffalo, New York	1	—	1,324	11,413	12,737	7,530	1998		Up to 40 years
64 Leone Ln, Chester, New York	1	—	5,086	1,450	6,536	3,740	2000		Up to 40 years
1368 County Rd 8, Farmington, New York	1	—	2,611	4,908	7,519	5,120	1998		Up to 40 years
County Rd 10, Linlithgo, New York	2	—	102	3,249	3,351	1,912	2001		Up to 40 years
37 Hurds Corner Road, Pawling, New York	1	—	4,323	1,371	5,694	2,673	2005		Up to 40 years
Ulster Ave/Route 9W, Port Ewen, New York	3	—	23,137	12,301	35,438	24,492	2001		Up to 40 years
Binnewater Rd, Rosendale, New York	2	—	5,142	11,992	17,134	8,301	Various		Up to 40 years
220 Wavel St, Syracuse, New York	1	—	2,929	2,765	5,694	3,270	1997		Up to 40 years
2235 Cessna Drive, Burlington, North Carolina	1	—	1,602	334	1,936	332	2015		Up to 40 years
826 Church Street, Morrisville, North Carolina	1	—	7,087	266	7,353	1,780	2017		Up to 40 years
1275 East 40th, Cleveland, Ohio	1	—	3,129	606	3,735	2,234	1999		Up to 40 years
7208 Euclid Avenue, Cleveland, Ohio	1	—	3,336	4,140	7,476	3,795	2001		Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)		LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
North America (continued)
United States (Including Puerto Rico) (continued)
4260 Tuller Ridge Rd, Dublin, Ohio	1	$—	$1,030	$1,881	$2,911	$1,641	1999		Up to 40 years
3366 South Tech Boulevard, Miamisburg, Ohio	1	—	29,092	1,291	30,383	4,165	2018	(5)	Up to 40 years
7530 N. Leadbetter Road, Portland, Oregon	1	—	5,187	1,874	7,061	4,449	2002		Up to 40 years
Branchton Rd, Boyers, Pennsylvania	2	—	21,166	253,496	274,662	79,855	Various		Up to 40 years
800 Carpenters Crossings, Folcroft, Pennsylvania	1	—	2,457	1,055	3,512	2,257	2000		Up to 40 years
Las Flores Industrial Park, Rio Grande, Puerto Rico	1	—	4,185	3,598	7,783	4,971	2001		Up to 40 years
24 Snake Hill Road, Chepachet, Rhode Island	1	—	2,659	2,254	4,913	3,308	2001		Up to 40 years
1061 Carolina Pines Road, Columbia, South Carolina	1	—	11,776	2,413	14,189	4,189	2016	(9)	Up to 40 years
2301 Prosperity Way, Florence, South Carolina	1	—	2,846	1,287	4,133	1,625	2016	(9)	Up to 40 years
Mitchell Street, Knoxville, Tennessee	2	—	718	4,575	5,293	2,438	Various		Up to 40 years
6005 Dana Way, Nashville, Tennessee	2	—	1,827	3,671	5,498	2,290	2000		Up to 40 years
6600 Metropolis Drive, Austin, Texas	1	—	4,519	454	4,973	1,700	2011		Up to 40 years
Capital Parkway, Carrollton, Texas	3	—	8,299	759	9,058	2,958	2015	(9)	Up to 40 years
1800 Columbian Club Dr, Carrolton, Texas	1	—	19,673	1,746	21,419	10,709	2013		Up to 40 years
1905 John Connally Dr, Carrolton, Texas	1	—	2,174	868	3,042	1,555	2000		Up to 40 years
13425 Branchview Ln, Dallas, Texas	1	—	3,518	3,693	7,211	4,470	2001		Up to 40 years
1819 S. Lamar St, Dallas, Texas	1	—	3,215	1,768	4,983	2,828	2000		Up to 40 years
2000 Robotics Place Suite B, Fort Worth, Texas	1	—	5,328	3,068	8,396	3,378	2002		Up to 40 years
1202 Ave R, Grand Prairie, Texas	1	—	8,354	2,266	10,620	6,548	2003		Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)		LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
North America (continued)
United States (Including Puerto Rico) (continued)
6203 Bingle Rd, Houston, Texas	1	$—	$3,188	$11,719	$14,907	$9,488	2001		Up to 40 years
3502 Bissonnet St, Houston, Texas	1	—	7,687	734	8,421	6,228	2002		Up to 40 years
2600 Center Street, Houston, Texas	1	—	2,840	2,619	5,459	2,857	2000		Up to 40 years
5707 Chimney Rock, Houston, Texas	1	—	1,032	1,211	2,243	1,198	2002		Up to 40 years
5249 Glenmont Ave, Houston, Texas	1	—	3,467	2,416	5,883	3,126	2000		Up to 40 years
15333 Hempstead Hwy, Houston, Texas	3	—	6,327	38,154	44,481	16,481	2004		Up to 40 years
5757 Royalton Dr, Houston, Texas	1	—	1,795	1,036	2,831	1,450	2000		Up to 40 years
9601 West Tidwell, Houston, Texas	1	—	1,680	2,408	4,088	1,533	2001		Up to 40 years
7800 Westpark, Houston, Texas	1	—	6,323	1,359	7,682	2,171	2015	(9)	Up to 40 years
1665 S. 5350 West, Salt Lake City, Utah	1	—	6,239	4,321	10,560	6,005	2002		Up to 40 years
11052 Lakeridge Pkwy, Ashland, Virginia	1	—	1,709	1,927	3,636	2,107	1999		Up to 40 years
2301 International Parkway, Fredericksburg, Virginia	1	—	20,980	194	21,174	7,023	2015	(7)	Up to 40 years
11660 Hayden Road, Manassas, Virginia	1	—	104,824	219,296	324,120	31,501	2020		Up to 40 years
4555 Progress Road, Norfolk, Virginia	1	—	6,527	1,903	8,430	3,767	2011		Up to 40 years
3725 Thirlane Rd. N.W., Roanoke, Virginia	1	—	2,577	287	2,864	1,337	2015	(9)	Up to 40 years
7700-7730 Southern Dr, Springfield, Virginia	1	—	14,167	2,830	16,997	10,053	2002		Up to 40 years
22445 Randolph Dr, Sterling, Virginia	1	—	7,598	4,450	12,048	6,643	2005		Up to 40 years
307 South 140th St, Burien, Washington	1	—	2,078	2,405	4,483	2,624	1999		Up to 40 years
8908 W. Hallett Rd, Cheney, Washington	1	—	510	4,281	4,791	2,434	1999		Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)	LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
North America (continued)
United States (Including Puerto Rico) (continued)
6600 Hardeson Rd, Everett, Washington	1	$—	$5,399	$3,476	$8,875	$4,006	2002	Up to 40 years
1201 N. 96th St, Seattle, Washington	1	—	4,496	2,655	7,151	3,926	2001	Up to 40 years
4330 South Grove Road, Spokane, Washington	1	—	3,906	880	4,786	748	2015	Up to 40 years
12021 West Bluemound Road, Wauwatosa, Wisconsin	1	—	1,307	2,143	3,450	1,640	1999	Up to 40 years
	138	$—	$1,761,530	$1,420,439	$3,181,969	$850,818

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)	LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
North America (continued)
Canada
One Command Court, Bedford	1	$—	$3,847	$4,768	$8,615	$4,794	2000	Up to 40 years
195 Summerlea Road, Brampton	1	—	5,403	7,123	12,526	6,452	2000	Up to 40 years
10 Tilbury Court, Brampton	1	—	5,007	18,163	23,170	9,865	2000	Up to 40 years
8825 Northbrook Court, Burnaby	1	—	8,091	2,601	10,692	5,330	2001	Up to 40 years
8088 Glenwood Drive, Burnaby	1	—	4,326	7,502	11,828	5,549	2005	Up to 40 years
5811 26th Street S.E., Calgary	1	—	14,658	9,829	24,487	12,767	2000	Up to 40 years
3905-101 Street, Edmonton	1	—	2,020	1,067	3,087	1,786	2000	Up to 40 years
68 Grant Timmins Drive, Kingston	1	—	3,639	790	4,429	587	2016	Up to 40 years
3005 Boul. Jean-Baptiste Deschamps, Lachine	1	—	2,751	831	3,582	1,606	2000	Up to 40 years
1655 Fleetwood, Laval	1	—	8,196	20,519	28,715	14,996	2000	Up to 40 years
4005 Richelieu, Montreal	1	—	1,800	2,702	4,502	2,067	2000	Up to 40 years
1209 Algoma Rd, Ottawa	1	—	1,059	7,210	8,269	4,738	2000	Up to 40 years
1650 Comstock Rd, Ottawa	1	—	7,478	116	7,594	3,074	2017	Up to 40 years
235 Edson Street, Saskatoon	1	—	829	1,748	2,577	1,038	2008	Up to 40 years
640 Coronation Drive, Scarborough	1	—	1,853	1,370	3,223	1,496	2000	Up to 40 years
610 Sprucewood Ave, Windsor	1	—	1,243	742	1,985	869	2007	Up to 40 years
	16	$—	$72,200	$87,081	$159,281	$77,014
	154	$—	$1,833,730	$1,507,520	$3,341,250	$927,832

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)		LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
Europe
Gewerbeparkstr. 3, Vienna, Austria	1	$—	$6,542	$8,234	$14,776	$4,788	2010		Up to 40 years
Woluwelaan 147, Diegem, Belgium	1	—	2,541	6,410	8,951	4,922	2003		Up to 40 years
Stupničke Šipkovine 62, Zagreb, Croatia	1	—	1,408	1,517	2,925	221	2003		Up to 40 years
Kratitirion 9 Kokkinotrimithia Industrial District, Nicosia, Cyprus	1	—	3,136	2,723	5,859	807	2003		Up to 40 years
Karyatidon 1, Agios Sylas Industrial Area (3rd), Limassol, Cyprus	1	—	1,935	(23)	1,912	260	2018		Up to 40 years
G2-B, Engineering Square IDG Developer’s Area, 6th Oct City Giza, Egypt	1	—	8,984	224	9,208	86	2021	(7)	Up to 40 years
65 Egerton Road, Birmingham, England	1	—	6,980	2,169	9,149	5,451	2003		Up to 40 years
Otterham Quay Lane, Gillingham, England	9	—	7,418	3,762	11,180	5,951	2004		Up to 40 years
Kemble Industrial Park, Kemble, England	2	—	5,277	7,343	12,620	9,213	2003		Up to 40 years
Gayton Road, Kings Lynn, England	3	—	3,119	1,809	4,928	3,117	2003		Up to 40 years
17 Broadgate, Oldham, England	1	—	4,039	468	4,507	2,631	2008		Up to 40 years
Harpway Lane, Sopley, England	1	—	681	1,509	2,190	1,547	2004		Up to 40 years
Unit 1A Broadmoor Road, Swindom, England	1	—	2,636	555	3,191	1,405	2006		Up to 40 years
Jeumont-Schneider, Champagne Sur Seine, France	3	—	1,750	2,563	4,313	2,543	2003		Up to 40 years
Bat I-VII Rue de Osiers, Coignieres, France	4	—	21,318	(431)	20,887	6,003	2016	(4)	Up to 40 years
26 Rue de I Industrie, Fergersheim, France	1	—	1,322	(14)	1,308	367	2016	(4)	Up to 40 years
Bat A, B, C1, C2, C3 Rue Imperiale, Gue de Longroi, France	1	—	3,390	754	4,144	1,322	2016	(4)	Up to 40 years
Le Petit Courtin Site de Dois, Gueslin, Mingieres, France	1	—	14,141	(44)	14,097	2,876	2016	(4)	Up to 40 years
ZI des Sables, Morangis, France	1	—	12,407	15,637	28,044	20,016	2004		Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)		LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
Europe (continued)
45 Rue de Savoie, Manissieux, Saint Priest, France	$1	$—	$5,546	$(103)	$5,443	$1,201	2016	(4)	Up to 40 years
Heinrich Lanz Alee 47, Frankfurt, Germany	1	—	80,591	(2,079)	78,512	—	2021	(8)	Up to 40 years
Gutenbergstrabe 55, Hamburg, Germany	1	—	4,022	803	4,825	1,519	2016	(4)	Up to 40 years
Brommer Weg 1, Wipshausen, Germany	1	—	3,220	1,855	5,075	3,564	2006		Up to 40 years
Warehouse and Offices 4 Springhill, Cork, Ireland	1	—	9,040	2,666	11,706	5,555	2014		Up to 40 years
17 Crag Terrace, Dublin, Ireland	1	—	2,818	783	3,601	1,531	2001		Up to 40 years
Damastown Industrial Park, Dublin, Ireland	1	—	16,034	7,399	23,433	9,453	2012		Up to 40 years
Al Qastal, Amman, Jordan	1	—	1,431	463	1,894	40	2021	(7)	Up to 40 years
Vareseweg 130, Rotterdam, The Netherlands	1	—	1,357	1,049	2,406	1,804	2015	(9)	Up to 40 years
Howemoss Drive, Aberdeen, Scotland	2	—	6,970	6,008	12,978	5,878	Various		Up to 40 years
Traquair Road, Innerleithen, Scotland	1	—	113	2,235	2,348	1,305	2004		Up to 40 years
Nettlehill Road, Houston Industrial Estate, Livingston, Scotland	1	—	11,517	28,248	39,765	20,910	2001		Up to 40 years
Av Madrid s/n Poligono Industrial Matillas, Alcala de Henares, Spain	1	—	186	236	422	347	2014		Up to 40 years
Calle Bronce, 37, Chiloeches, Spain	1	—	11,011	3,696	14,707	3,814	2010		Up to 40 years
Ctra M.118 , Km.3 Parcela 3, Madrid, Spain	1	—	3,981	5,504	9,485	6,974	2001		Up to 40 years
Abanto Ciervava, Spain	2	—	1,053	(68)	985	483	Various		Up to 40 years
Plot No. S20704, Jebel Ali Free Zone Authority, United Arab Emirates	1	—	29,300	2,194	31,494	439	2021	(7)	Up to 40 years
	54	$—	$297,214	$116,054	$413,268	$138,343

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)		LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
Latin America
Amancio Alcorta 2396, Buenos Aires, Argentina	2	$—	$655	$872	$1,527	$410	Various		Up to 40 years
Azara 1245, Buenos Aires, Argentina	1	—	166	(164)	2	—	1998		Up to 40 years
Spegazzini, Ezeiza Buenos Aires, Argentina	1	—	12,773	(10,726)	2,047	497	2012		Up to 40 years
Av Ernest de Moraes 815, Bairro Fim do Campo, Jarinu Brazil	1	—	12,562	(5,091)	7,471	1,726	2016	(4)	Up to 40 years
Rua Peri 80, Jundiai, Brazil	1	—	8,894	(3,729)	5,165	1,297	2016	(4)	Up to 40 years
Francisco de Souza e Melo, Rio de Janerio, Brazil	3	—	1,868	7,056	8,924	3,310	Various		Up to 40 years
Hortolandia, Sao Paulo, Brazil	1		24,078	(5,747)	18,331	3,639
El Taqueral 99, Santiago, Chile	10	—	2,629	28,322	30,951	11,863	Various		Up to 40 years
Panamericana Norte 18900, Santiago, Chile	7	—	4,001	15,776	19,777	7,382	Various		Up to 40 years
Avenida Prolongacion del Colli 1104, Guadalajara, Mexico	1	—	374	1,291	1,665	1,131	2002		Up to 40 years
Privada Las Flores No. 25 (G3), Guadalajara, Mexico	1	—	905	1,160	2,065	1,049	2004		Up to 40 years
Tula KM Parque de Las, Huehuetoca, Mexico	2	—	19,937	(298)	19,639	4,468	2016	(4)	Up to 40 years
Carretera Pesqueria Km2.5(M3), Monterrey, Mexico	2	—	3,537	4,400	7,937	3,889	2004		Up to 40 years
Lote 2, Manzana A, (T2& T3), Toluca, Mexico	1	—	2,204	4,436	6,640	5,285	2002		Up to 40 years
Prolongacion de la Calle 7 (T4), Toluca, Mexico	1	—	7,544	14,524	22,068	7,970	2007		Up to 40 years
Panamericana Sur, KM 57.5, Lima, Peru	7	—	1,549	462	2,011	1,105	Various		Up to 40 years
Av. Elmer Faucett 3462, Lima, Peru	2	—	4,112	4,161	8,273	4,239	Various		Up to 40 years
Calle Los Claveles-Seccion 3, Lima, Peru	1	—	8,179	26,235	34,414	10,044	2010		Up to 40 years
	45	$—	$115,967	$82,940	$198,907	$69,304

(A)		(B)	(C)	(D)	(E)	(F)
REGION/COUNTRY/ STATE/CAMPUS ADDRESS	FACILITIES(1)	ENCUMBRANCES	INITIAL COST TO COMPANY(1)	COST CAPITALIZED SUBSEQUENT TO ACQUISITION(1)(2)	GROSS AMOUNT CARRIED AT CLOSE OF CURRENT PERIOD(1)(8)	ACCUMULATED DEPRECIATION AT CLOSE OF CURRENT PERIOD(1)(8)	DATE OF CONSTRUCTION OR ACQUIRED(3)		LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED
Asia
Warehouse No 4, Shanghai, China	1	$—	$1,530	$881	$2,411	$567	2013		Up to 40 years
Jalan Karanggan Muda Raya No 59, Bogor Indonesia	1	—	7,897	5,142	13,039	2,999	2017		Up to 40 years
Jl. Amd Projakal KM 5.5 Rt 46, Kel. Graha Indah, Kec. Balikpapan Utara, Indonesia	1	—	125	—	125	5	2021		Up to 40 years
1 Serangoon North Avenue 6, Singapore	1	—	58,637	52,044	110,681	10,931	2018	(9)	Up to 40 years
2 Yung Ho Road, Singapore	1	—	10,395	1,780	12,175	2,884	2016	(4)	Up to 40 years
26 Chin Bee Drive, Singapore	1	—	15,699	2,655	18,354	2,279	2016	(4)	Up to 40 years
IC1 69 Moo 2, Soi Wat Namdaeng, Bangkok, Thailand	2	—	13,226	1,445	14,671	4,651	2016	(4)	Up to 40 years
	8	$—	$107,509	$63,947	$171,456	$24,316
Australia
8 Whitestone Drive, Austins Ferry, Australia	1	—	681	2,646	3,327	559	2012		Up to 40 years
6 Norwich Street, South Launceston, Australia	1	—	1,090	(47)	1,043	136	2015		Up to 40 years
	2	$—	$1,771	$2,599	$4,370	$695
Total	263	$—	$2,356,191	$1,773,060	$4,129,251	$1,160,490
(1)The above information only includes the real estate facilities that are owned. The gross cost includes the cost for land, land improvements, buildings, building improvements and racking. The listing does not reflect the 1,184 leased facilities in our real estate portfolio. In addition, the above information does not include any value for financing leases for property that is classified as land, buildings and building improvements in our consolidated financial statements.
(2)Amount includes cumulative impact of foreign currency translation fluctuations.
(3)Date of construction or acquired represents the date we constructed the facility or acquired the facility through purchase or acquisition.
(4)Property was acquired in connection with our acquisition of Recall Holdings Limited.
(5)Property was acquired in connection with our acquisition of IO Data Centers, LLC.
(6)Property was acquired in connection with our acquisition of Credit Suisse International and Credit Suisse AG.
(7)Property was acquired in connection with our acquisition of Information Fort, LLC.
(8)Property was acquired in connection with the Frankfurt data center acquisition.
(9)This date represents the date the categorization of the property was changed from a leased facility to an owned facility.
(8)The following tables present the changes in gross carrying amount of real estate owned and accumulated depreciation for the years ended December 31, 2021 and 2020:

	YEAR ENDED DECEMBER 31,
GROSS CARRYING AMOUNT OF REAL ESTATE	2021	2020
Gross amount at beginning of period	$3,830,489	$3,856,515
Additions during period:
Acquisitions	120,307	—
Discretionary capital projects	386,752	157,239
Other adjustments(1)	—	66,978
Foreign currency translation fluctuations	(51,363)	10,198
	455,696	234,415
Deductions during period:
Cost of real estate sold, disposed or written-down	(119,154)	(178,869)
Other adjustments(2)	(37,780)	(81,572)
	(156,934)	(260,441)

Gross amount at end of period	$4,129,251	$3,830,489
(1)For the year ended December 31, 2020, this includes previously recorded construction in progress, not classified as owned real estate at December 31, 2019.
(2)For the years ended December 31, 2021 and 2020, this includes the cost of racking associated with the facilities sold as part of the sale-leaseback transactions.

	YEAR ENDED DECEMBER 31,
ACCUMULATED DEPRECIATION	2021	2020
Gross amount of accumulated depreciation at beginning of period	$1,097,616	$1,072,013
Additions during period:
Depreciation	147,134	123,447
Foreign currency translation fluctuations	(15,135)	8,590
	131,999	132,037
Deductions during period:
Amount of accumulated depreciation for real estate assets sold, disposed or written-down	(41,376)	(54,978)
Other adjustments(1)	(27,749)	(51,456)
	(69,125)	(106,434)

Gross amount of end of period	$1,160,490	$1,097,616
(1)For the years ended December 31, 2021 and 2020, this includes the accumulated depreciation of racking associated with the facilities sold as part of the sale-leaseback transactions.
The aggregate cost of our real estate assets for federal tax purposes at December 31, 2021 was approximately $3,910,000.